INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Summary of income tax recovery (expense)
The major components of income tax recovery (expense) for the year ended December 31 are as follows:

(MILLIONS)	2022	2021	2020
Income tax recovery (expense) applicable to:
Current taxes
Attributed to the current period	$(133)	$(31)	$(61)
Deferred taxes
Origination and reversal of temporary differences	(10)	80	104
Relating to change in tax rates / imposition of new tax laws	10	(142)	(7)
Relating to unrecognized temporary differences and tax losses	15	6	37
	15	(56)	134
Total income tax recovery (expense)	$(118)	$(87)	$73

Summary of deferred income tax recovery (expense)
The major components of deferred income tax (expense) recovery for the year ended December 31 recorded directly to other comprehensive income are as follows:

(MILLIONS)	2022	2021	2020
Deferred income taxes attributed to:
Financial instruments designated as cash flow hedges	$(60)	$7	$13
Other	(14)	(7)	(3)
Revaluation surplus
Origination and reversal of temporary differences	(679)	(882)	(828)
Relating to changes in tax rates / imposition of new tax laws	34	(162)	—
	$(719)	$(1,044)	$(818)

Summary of effective income tax (expense) recovery
The company’s effective income tax recovery (expense) for the year ended December 31 is different from its recovery at its statutory income tax rate due to the differences below:

(MILLIONS)	2022	2021	2020
Statutory income tax (expense) recovery(1)	$(575)	$(287)	$809
Reduction (increase) resulting from:
Decrease (increase) in tax assets not recognized	(8)	(9)	37
Differences between statutory rate and future tax rate and tax rate changes	10	(142)	(7)
Subsidiaries’ income taxed at different rates	29	81	10
Non-deductible expenses	426	271	(763)
Other	—	(1)	(13)
Effective income tax recovery (expense)	$(118)	$(87)	$73
(1)Statutory income tax expense is calculated using domestic rates applicable to the profits in the relevant country.

Summary of the expiry date, if applicable, of the unrecognized deferred tax assets	The following table details the expiry date, if applicable, of the unrecognized deferred tax assets as at December 31:

(MILLIONS)	2022	2021	2020
Less than four years	$—	$—	$—
Thereafter	122	126	139

Summary of deferred tax assets and liabilities	The deferred tax assets and liabilities of the following temporary differences have been recognized in the consolidated financial statements for the year ended December 31:

(MILLIONS)	Non-capital losses	Difference between tax and carrying value	Net deferred tax (liabilities) assets
As at January 1, 2020	$638	$(4,224)	$(3,586)
Recognized in net income (loss)	255	(121)	134
Recognized in equity	(52)	(766)	(818)
Business combination	30	20	50
Foreign exchange	(2)	62	60
As at December 31, 2020	869	(5,029)	(4,160)
Recognized in net income (loss)	5	(61)	(56)
Recognized in equity	—	(1,046)	(1,046)
Business combination	—	(1)	(1)
Foreign exchange	5	324	329
As at December 31, 2021	879	(5,813)	(4,934)
Recognized in net income (loss)	16	(1)	15
Recognized in equity	—	(728)	(728)
Business combination	—	—	—
Foreign exchange	2	452	454
As at December 31, 2022	$897	$(6,090)	$(5,193)